194-P3 05/25

FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED MAY 8, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED SEPTEMBER 1, 2024, OF
FRANKLIN CORE PLUS BOND FUND (FORMERLY, FRANKLIN STRATEGIC INCOME FUND) (THE “FUND”)

Effective May 8, 2025, the Summary Prospectus, Prospectus and SAI of the Fund are amended as follows:

I.	The following replaces the “Annual Fund Operating Expenses” table and “Example” in the section titled “Fund Summary – Fees and Expenses of the Fund” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b‑1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.21%	0.21%	0.21%	0.11%	0.21%
Acquired fund fees and expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses[2]	0.84%	1.24%	1.09%	0.49%	0.59%
Fee waiver and/or expense reimbursement[3]	-0.09%	-0.09%	-0.09%	-0.09%	-0.09%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[4]	0.75%	1.15%	1.00%	0.40%	0.50%

1.
Management fees have been restated to reflect the reduced management fee effective May 8, 2025. In addition, other expenses and acquired fund fees and expenses have been restated to reflect current fees and expenses. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2.
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.
The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% (0.47%, effective May 8, 2025) for each share class except Class R6 and 0.48% (0.37%, effective May 8, 2025) for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

4.	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current management fees and operating expense caps.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$625	$815	$1,364
Class C	$217	$384	$672	$1,381
Class R	$102	$338	$593	$1,321
Class R6	$41	$148	$265	$607
Advisor Class	$51	$180	$321	$730
If you do not sell your shares:
Class C	$117	$384	$672	$1,381

II.	The following replaces the sixth paragraph under the “Fund Details – Management” section in the Fund’s Prospectus:
Advisers has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% (0.47%, effective May 8, 2025) for each share class except Class R6 and 0.48% (0.37%, effective May 8, 2025) for Class R6. Advisers has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation.

III.	The following is added to the “Fund Details – Management” section in the Fund’s Prospectus:
Effective May 8, 2025, the Fund pays Advisers a fee equal to an annual rate based on the Fund’s average daily net assets, as listed below:

•	0.350% of the value of its average daily net assets up to and including $5 billion;

•	0.330% of the value of its average daily net assets over $5 billion up to and including $10 billion;

•	0.310% of the value of its average daily net assets over $10 billion up to and including $20 billion;

•	0.290% of the value of its average daily net assets over $20 billion.
Prior to May 8, 2025, the Fund paid the investment manager a fee equal to an annual rate of:

•	0.625% of the value of its average daily net assets up to and including $100 million;

•	0.500% of the value of its average daily net assets over $100 million up to and including $250 million;

•	0.450% of the value of its average daily net assets over $250 million up to and including $7.5 billion;

•	0.440% of the value of its average daily net assets over $7.5 billion up to and including $10 billion;

•	0.430% of the value of its average daily net assets over $10 billion up to and including $12.5 billion;

•	0.420% of the value of its average daily net assets over $12.5 billion up to and including $15 billion;

•	0.400% of the value of its average daily net assets over $15 billion up to and including $17.5 billion;

•	0.380% of the value of its average daily net assets over $17.5 billion up to and including $20 billion;

•	0.360% of the value of its average daily net assets over $20 billion up to and including $35 billion;

•	0.355% of the value of its average daily net assets over $35 billion up to and including $50 billion; and

•	0.350% of the value of its average daily net assets over $50 billion.

IV.	The following replaces the first paragraph in the section “Management and Other Services – Management fees” in the Fund’s SAI:
Effective May 8, 2025, the Fund pays the investment manager a fee based on the average daily net assets of the Fund equal to an annual rate of:

•	0.350% of the value of its average daily net assets up to and including $5 billion;

•	0.330% of the value of its average daily net assets over $5 billion up to and including $10 billion;

•	0.310% of the value of its average daily net assets over $10 billion up to and including $20 billion;

•	0.290% of the value of its average daily net assets over $20 billion.
Prior to May 8, 2025, the Fund paid the investment manager a fee equal to an annual rate of:

•	0.625% of the value of its average daily net assets up to and including $100 million;

•	0.500% of the value of its average daily net assets over $100 million up to and including $250 million;

•	0.450% of the value of its average daily net assets over $250 million up to and including $7.5 billion;

•	0.440% of the value of its average daily net assets over $7.5 billion up to and including $10 billion;

•	0.430% of the value of its average daily net assets over $10 billion up to and including $12.5 billion;

•	0.420% of the value of its average daily net assets over $12.5 billion up to and including $15 billion;

•	0.400% of the value of its average daily net assets over $15 billion up to and including $17.5 billion;

•	0.380% of the value of its average daily net assets over $17.5 billion up to and including $20 billion;

•	0.360% of the value of its average daily net assets over $20 billion up to and including $35 billion;

•	0.355% of the value of its average daily net assets over $35 billion up to and including $50 billion; and

•	0.350% of the value of its average daily net assets over $50 billion.
Please retain this supplement for future reference.

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